Commitments And Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Class action

On July 5, 2021, the Company was informed that a motion (the “Motion”) to certify a claim as a class action was filed by a purported shareholder of the Company (the “Plaintiff”) in the Tel Aviv District Court (the “Court”) against it, certain members of its board of directors, its controlling shareholder and the investors who participated in the private placement approved by the Company’s shareholders on March 7, 2021.

In the motion, the Plaintiff alleges, among other things, that the private placement was conducted at a significant discount to the Company’s share price at that time, that the share price did not reflect the material information allegedly in the Company’s possession at that time, and also alleged defects in the manner of approval of the private placement.

The Plaintiff estimated the amount of his individual claim at a sum of approximately NIS 30,000 thousand (approximately $10,073), the amount of the class action, insofar as it will be qualified as such, at a sum of approximately NIS 163,459 thousand (approximately $54,889) for the class damages that the Plaintiff claims had their shares diluted unlawfully, and at a sum of approximately NIS 234,349 thousand (approximately $78,693), for damage that was supposedly caused to the shareholders due to a sale at less than the allegedly full market price.

On May 5, 2026, the Court issued a decision approving the motion to certify the proceeding as a class action against the Company its officers and directors, its controlling shareholder and, to a more limited extent, certain investors who participated in the private placement. The Court also approved the certification of two plaintiff classes, appointed the applicant as the representative plaintiff and approved the causes of action set forth in the decision. Subsequently, the Plaintiff filed an amended class action complaint seeking damages of approximately NIS 397,875 thousand (approximately $133,605).

On July 5, 2026, the Company and the other respondents filed motions for reconsideration of the certification decision.

Concurrently, the parties agreed to participate in mediation and to stay all proceedings, including the class action complaint. The Court approved a suspension of the proceedings through November 10, 2026.

Without derogating from the foregoing, the Company and its legal advisors believe that, in the event the parties do not reach a settlement and the legal proceedings continue before the Court, the Company has strong arguments both in support of its motions for reconsideration of the decision and of its statement of defense that will be field to oppose the class action complaint, and the Company will continue to act to protect its interests and rights. The Company believes that a loss is not probable and given the stage of this matter, the Company is currently unable to predict the likely outcome or estimate the potential financial impact, if any, of this matter.